AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Financials – 21.5%
Banks – 10.6%
Bank Leumi Le-Israel BM	1,001,599	$7,576,882
DBS Group Holdings Ltd.	300,400	7,468,467
KBC Group NV	64,962	4,463,589
Nordea Bank Abp(a)	645,122	6,888,803
Oversea-Chinese Banking Corp., Ltd.	1,176,980	10,971,558
Royal Bank of Canada	130,260	12,457,347
Sumitomo Mitsui Financial Group, Inc.	312,000	12,485,483
Toronto-Dominion Bank (The)	144,528	8,656,709

		70,968,838

Capital Markets – 4.0%
Euronext NV(b) (c)	80,965	6,199,888
IG Group Holdings PLC	506,836	4,373,730
London Stock Exchange Group PLC	109,591	10,644,545
Singapore Exchange Ltd.	734,200	5,199,240

		26,417,403

Insurance – 6.9%
Admiral Group PLC	144,767	3,635,235
AIA Group Ltd.	461,600	4,840,965
AXA SA(b)	336,805	10,278,475
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)(b)	23,259	8,132,179
NN Group NV	204,558	7,427,487
Sampo Oyj - Class A(b)	256,388	12,097,709

		46,412,050

		143,798,291

Industrials – 14.1%
Air Freight & Logistics – 0.7%
Kuehne & Nagel International AG (REG)(b)	15,551	4,631,636

Building Products – 1.0%
Assa Abloy AB - Class B	274,953	6,585,808

Commercial Services & Supplies – 0.6%
Secom Co., Ltd.	65,200	4,018,126

Electrical Equipment – 1.5%
Prysmian SpA(b)	83,219	3,494,425
Schneider Electric SE (Paris)(b)	41,053	6,860,939

		10,355,364

Ground Transportation – 1.2%
Canadian National Railway Co.	67,344	7,946,243

Industrial Conglomerates – 0.8%
Siemens AG (REG)	31,300	5,070,722

Machinery – 0.4%
ANDRITZ AG	40,580	2,745,813

Professional Services – 7.9%
Experian PLC	102,350	3,370,154
Meitec Corp.	530,200	9,492,993

Company	Shares	U.S. $ Value

RELX PLC (London)	642,226	$20,799,729
Wolters Kluwer NV(b)	150,513	19,000,246

		52,663,122

		94,016,834

Health Care – 13.9%
Health Care Equipment & Supplies – 0.5%
ConvaTec Group PLC(c)	1,163,500	3,287,837

Health Care Providers & Services – 2.0%
Galenica AG(b) (c)	162,487	13,746,042

Pharmaceuticals – 11.4%
Chugai Pharmaceutical Co., Ltd.(b)	313,500	7,741,139
Novartis AG (REG)	69,400	6,372,207
Novo Nordisk A/S - Class B	151,800	24,109,086
Roche Holding AG (Genusschein)	61,802	17,659,464
Sanofi(b)	185,521	20,125,082

		76,006,978

		93,040,857

Information Technology – 13.5%
IT Services – 4.7%
Amdocs Ltd.	71,186	6,835,992
Capgemini SE(b)	54,138	10,060,764
CGI, Inc.(b)	34,750	3,349,011
Nomura Research Institute Ltd.	170,700	3,992,283
Otsuka Corp.(b)	202,200	7,181,090

		31,419,140

Semiconductors & Semiconductor Equipment – 2.1%
ASML Holding NV	9,860	6,719,079
Taiwan Semiconductor Manufacturing Co., Ltd.(b)	419,000	7,342,816

		14,061,895

Software – 6.1%
Constellation Software, Inc./Canada	10,969	20,622,450
Nice Ltd.(b)	23,024	5,244,829
Oracle Corp. Japan(b)	71,200	5,142,125
SAP SE(b)	76,082	9,606,915

		40,616,319

Technology Hardware, Storage & Peripherals – 0.6%
Logitech International SA (REG)	72,982	4,259,708

		90,357,062

Communication Services – 10.8%
Diversified Telecommunication Services – 6.2%
BCE, Inc.(a)	171,691	7,690,842
Deutsche Telekom AG (REG)(b)	415,775	10,075,183
HKT Trust & HKT Ltd. - Class SS	6,958,000	9,236,597
Nippon Telegraph & Telephone Corp.	191,100	5,710,592

Company	Shares	U.S. $ Value

Telstra Corp. Ltd.	3,020,403	$8,551,974

		41,265,188

Entertainment – 1.4%
GungHo Online Entertainment, Inc.(b)	372,800	6,829,595
Ubisoft Entertainment SA(b)	99,779	2,659,427

		9,489,022

Interactive Media & Services – 2.4%
Auto Trader Group PLC(c)	1,457,331	11,116,080
Kakaku.com, Inc.	344,600	4,730,432

		15,846,512

Media – 0.8%
Informa PLC	627,907	5,382,083

		71,982,805

Consumer Staples – 9.1%
Beverages – 0.6%
Diageo PLC	86,691	3,868,991

Consumer Staples Distribution & Retail – 5.3%
Jeronimo Martins SGPS SA(b)	359,506	8,438,631
Koninklijke Ahold Delhaize NV	508,548	17,374,608
Loblaw Cos., Ltd.	108,611	9,898,348

		35,711,587

Food Products – 1.7%
Nestle SA (REG)(b)	55,439	6,759,708
Salmar ASA(b)	101,216	4,408,946

		11,168,654

Tobacco – 1.5%
Philip Morris International, Inc.	103,650	10,079,963

		60,829,195

Consumer Discretionary – 6.9%
Hotels, Restaurants & Leisure – 0.9%
Compass Group PLC	253,192	6,363,110

Household Durables – 0.6%
Sony Group Corp.	45,600	4,153,402

Leisure Products – 1.6%
Bandai Namco Holdings, Inc.	499,800	10,775,259

Specialty Retail – 1.6%
ZOZO, Inc.	461,000	10,543,962

Textiles, Apparel & Luxury Goods – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	10,985	10,083,226
Pandora A/S	46,020	4,417,378

		14,500,604

		46,336,337

Company	Shares	U.S. $ Value

Energy – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
Equinor ASA	275,231	$7,824,383
Repsol SA(b)	200,832	3,088,370
Shell PLC	515,706	14,696,899

		25,609,652

Materials – 1.9%
Metals & Mining – 1.9%
Endeavour Mining PLC	174,530	4,308,588
Rio Tinto Ltd.	107,871	8,667,411

		12,975,999

Real Estate – 1.9%
Diversified REITs – 0.6%
Merlin Properties Socimi SA	478,535	4,186,923

Real Estate Management & Development – 0.5%
Daito Trust Construction Co., Ltd.	35,200	3,506,970

Retail REITs – 0.8%
Link REIT	814,634	5,238,288

		12,932,181

Utilities – 1.2%
Electric Utilities – 1.2%
EDP - Energias de Portugal SA(b)	311,170	1,695,539
Enel SpA(b)	1,031,993	6,294,075

		7,989,614

Total Common Stocks (cost $585,971,067)		659,868,827

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $12,378,516)	12,378,516	12,378,516

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $598,349,583)		672,247,343

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $10,785,063)	10,785,063	10,785,063

U.S. $ Value

Total Investments – 102.1% (cost $609,134,646)(g)	$683,032,406
Other assets less liabilities – (2.1)%	(14,100,057)

Net Assets – 100.0%	$668,932,349

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	AUD	1,446	USD	962	04/13/2023	$(5,130)
Bank of America, NA	SEK	10,072	USD	968	04/21/2023	(3,405)
Bank of America, NA	USD	961	NOK	10,114	04/21/2023	5,614
Bank of America, NA	JPY	866,806	USD	6,609	04/28/2023	55,487
Bank of America, NA	JPY	265,837	USD	2,007	04/28/2023	(2,680)
Bank of America, NA	USD	5,604	JPY	749,882	04/28/2023	65,822
Bank of America, NA	USD	4,517	JPY	594,704	04/28/2023	(20,774)
Bank of America, NA	EUR	1,684	USD	1,837	05/11/2023	6,890
Bank of America, NA	EUR	4,281	USD	4,536	05/11/2023	(116,678)
Bank of America, NA	USD	24,819	EUR	23,313	05/11/2023	517,932
Bank of America, NA	SGD	25,445	USD	18,924	05/15/2023	(221,463)
Bank of America, NA	CAD	1,869	USD	1,381	06/09/2023	(3,020)
Barclays Bank PLC	USD	1,284	SEK	13,275	04/21/2023	(4,188)
Barclays Bank PLC	TWD	149,610	USD	4,943	06/15/2023	5,041
BNP Paribas SA	USD	1,457	AUD	2,067	04/13/2023	(74,971)
BNP Paribas SA	NOK	109,237	USD	10,995	04/21/2023	552,927
BNP Paribas SA	USD	5,068	SEK	52,625	04/21/2023	7,374
Brown Brothers Harriman & Co.	USD	1,174	NOK	12,226	04/21/2023	(5,353)
Brown Brothers Harriman & Co.	USD	2,540	SEK	26,410	04/21/2023	7,430
Brown Brothers Harriman & Co.	JPY	424,487	USD	3,264	04/28/2023	54,541
Brown Brothers Harriman & Co.	JPY	212,189	USD	1,586	04/28/2023	(17,838)
Brown Brothers Harriman & Co.	USD	7,224	JPY	967,819	04/28/2023	93,131
Brown Brothers Harriman & Co.	EUR	5,784	USD	6,195	05/11/2023	(91,043)
Brown Brothers Harriman & Co.	USD	4,793	EUR	4,408	05/11/2023	(2,164)
Brown Brothers Harriman & Co.	USD	956	SGD	1,275	05/15/2023	3,079
Brown Brothers Harriman & Co.	USD	2,351	SGD	3,119	05/15/2023	(4,538)
Brown Brothers Harriman & Co.	CHF	1,493	USD	1,643	05/24/2023	2,290
Brown Brothers Harriman & Co.	GBP	3,344	USD	4,139	05/24/2023	9,360
Citibank, NA	ILS	4,543	USD	1,313	04/20/2023	48,926
Citibank, NA	USD	33,659	JPY	4,371,546	04/28/2023	(606,508)
Citibank, NA	USD	5,933	EUR	5,572	05/11/2023	122,400
Deutsche Bank AG	AUD	1,597	USD	1,133	04/13/2023	65,636
Deutsche Bank AG	USD	1,501	JPY	202,543	04/28/2023	30,702
Goldman Sachs Bank USA	USD	2,514	JPY	333,894	04/28/2023	10,253
Goldman Sachs Bank USA	EUR	2,485	USD	2,687	05/11/2023	(13,971)
HSBC Bank USA	ILS	27,056	USD	7,982	04/20/2023	455,846
JPMorgan Chase Bank, NA	JPY	156,386	USD	1,185	04/28/2023	2,417
JPMorgan Chase Bank, NA	USD	4,929	JPY	649,376	04/28/2023	(19,415)
Morgan Stanley Capital Services LLC	AUD	1,410	USD	1,007	04/13/2023	64,027
Morgan Stanley Capital Services LLC	USD	35,267	AUD	50,417	04/13/2023	(1,555,202)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	1,407	NOK	13,984	04/21/2023	$(70,368)
Morgan Stanley Capital Services LLC	JPY	130,677	USD	966	04/28/2023	(21,928)
Morgan Stanley Capital Services LLC	USD	6,779	JPY	889,191	04/28/2023	(56,461)
Morgan Stanley Capital Services LLC	EUR	902	USD	986	05/11/2023	5,905
Morgan Stanley Capital Services LLC	EUR	6,993	USD	7,464	05/11/2023	(135,931)
Morgan Stanley Capital Services LLC	USD	2,902	EUR	2,699	05/11/2023	31,304
Morgan Stanley Capital Services LLC	USD	1,772	EUR	1,626	05/11/2023	(4,549)
Morgan Stanley Capital Services LLC	USD	971	SGD	1,306	05/15/2023	11,650
Morgan Stanley Capital Services LLC	CHF	1,670	USD	1,838	05/24/2023	2,809
Morgan Stanley Capital Services LLC	CHF	866	USD	947	05/24/2023	(4,948)
Morgan Stanley Capital Services LLC	USD	15,347	CHF	14,258	05/24/2023	322,817
Morgan Stanley Capital Services LLC	USD	10,800	GBP	8,816	05/24/2023	86,380
Morgan Stanley Capital Services LLC	CAD	90,729	USD	66,504	06/09/2023	(701,585)
Royal Bank of Scotland PLC	AUD	1,428	USD	983	04/13/2023	28,559
UBS AG	JPY	452,243	USD	3,458	04/28/2023	38,713
UBS AG	USD	1,290	CHF	1,186	05/24/2023	13,458

						$(1,035,391)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $34,349,847 or 5.1% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,483,725 and gross unrealized depreciation of investments was $(31,621,356), resulting in net unrealized appreciation of $72,862,369.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

14.3%	Japan
13.2%	United Kingdom
10.5%	Canada
8.4%	Netherlands
7.9%	France
7.0%	Switzerland
5.0%	United States
4.9%	Germany
4.2%	Denmark
3.5%	Singapore
2.9%	Hong Kong
2.8%	Finland
2.6%	Australia
11.0%	Other
1.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Israel, Italy, Norway, Portugal, Spain, Sweden and Taiwan.

AB International Strategic Core Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$21,114,056	$122,684,235		$-0-	$143,798,291
Industrials	7,946,243	86,070,591		-0-	94,016,834
Health Care	-0-	93,040,857		-0-	93,040,857
Information Technology	30,807,453	59,549,609		-0-	90,357,062
Communication Services	7,690,842	64,291,963		-0-	71,982,805
Consumer Staples	19,978,311	40,850,884		-0-	60,829,195
Consumer Discretionary	-0-	46,336,337		-0-	46,336,337
Energy	-0-	25,609,652		-0-	25,609,652
Materials	-0-	12,975,999		-0-	12,975,999
Real Estate	-0-	12,932,181		-0-	12,932,181
Utilities	-0-	7,989,614		-0-	7,989,614
Short-Term Investments:
Investment Companies	12,378,516	-0-		-0-	12,378,516
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,785,063	-0-		-0-	10,785,063

Total Investments in Securities	110,700,484	572,331,922	†	-0-	683,032,406

Investments in Securities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	$-0-	$2,728,720	$-0-	$2,728,720
Liabilities
Forward Currency Exchange Contracts	-0-	(3,764,111)	-0-	(3,764,111)

Total	$110,700,484	$571,296,531	$-0-	$681,997,015

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,753	$135,359	$145,733	$12,379	$402
Government Money Market Portfolio*	-0-	82,392	71,607	10,785	9
Total				$23,164	$411

*	Investment of cash collateral for securities lending transactions.